Provision for Employees' End of Service Benefits - Schedule of Provision for Employees' End of Service Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Provision for Employees' End of Service Benefits [Abstract]
Provision as at January 1	$ 831,277	$ 700,953
Provided during the year	762,891	431,439	$ 643,904
Paid during the year	(38,743)	(301,115)
Total	$ 1,555,425	$ 831,277	$ 700,953